FORM 24F-2
                 Annual Notice of Securities Sold
                    Pursuant to Rule 24f-2

1.  Name and address of issuer:

Merrill Lynch, Pierce, Fenner & Smith Incorporated
P.O. Box 9051
Princeton, N.J.  08543-9051

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

 Equity Investor Fund Select Ten Portfolio 1997 International Series C (HK) Defined Asset Funds
3.  Investment Company Act File Number:
     811-3044

    Securities Act File Number:
     333-25963

4(a). Last Day of fiscal year for which this Form is filed:
  July 31, 1998

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [X] Check box if this is the last time the issuer will be filing this Form.

5.  Calculation of registration fee:

     (i)  Aggregate sale price of securities
          sold during the fiscal year
          pursuant to section 24(f)                             $941,257.92

    (ii)  Aggregate price of securities redeemed
          or repurchased during the fiscal year          $29,393,243.44

   (iii)  Aggregate price of securities redeemed
          or repurchased during any prior fiscal
          year ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the
          Commission:                                             $0.00

    (iv)  Total available redemption credits
          [add Items 5(ii) and 5(iii):                  -$29,393,243.44

    (v)   Net sales - if Item 5(i) is greater
          than Item 5(iv) [subtract Item 5(iv)
          from Item 5(i)]:                                            $0.00

    (vi)  Redemption credits available for use
          in future years                                        $(0.00)
          -If Item 5(i) is less than Item 5(iv)
          [subtract Item 5(iv) from Item 5(i)]:

    (vii) Multiplier for determining registration                 x_.000295
          fee (See Instruction C.9):

    (viii)Registration fee due [multiply Item 5(v)
          by Item 5(vii)] (enter "0" if no fee is due):               =0.00

6.  Prepaid Shares
    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                              +$0.00

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              =$0.00

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
         Method of Delivery:
                           [ ] Wire Transfer
                           [ ] Mail or other means

                              SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*      By Merrill Lynch, Pierce, Fenner & Smith
                               Incorporated, Agent for the Sponsors

                               By /s/ Daniel C. Tyler
                                       Vice President
Date September 23, 1998
          *Please print the name and title of the signing officer below the signature.